NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Disclosure of Net Income Attributable to Noncontrolling Interest

	Years Ended December 31,
	2013	2012	2011
Minera Yanacocha	$68	$305	$326
TMAC	(18)	—	—
Batu Hijau	(320)	(2)	287
Other	9	6	(7)

	$(261)	$309	$606